United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Managed Pool Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
 Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/09

Date of Reporting Period:  Six months ended 6/30/09

Item 1.                      Reports to Stockholders

Federated Corporate Bond Strategy Portfolio

A Portfolio of Federated Managed Pool Series
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2009

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended December 31,		Period Ended
	6/30/2009	2008	2007	12/31/2006	1
Net Asset Value, Beginning of Period	$8.76	$10.21	$10.33	$10.00
Income From Investment Operations:
Net investment income	0.30	0.58	0.62	0.33
Net realized and unrealized gain (loss) on investments and futures contracts	0.84	(1.44)	(0.10)	0.34
TOTAL FROM INVESTMENT OPERATIONS	1.14	(0.86)	0.52	0.67
Less Distributions:
Distributions from net investment income	(0.30)	(0.58)	(0.62)	(0.33)
Distributions from net realized gain on investments and futures contracts	—	(0.01)	(0.02)	(0.01)
TOTAL DISTRIBUTIONS	(0.30)	(0.59)	(0.64)	(0.34)
Net Asset Value, End of Period	$9.60	$8.76	$10.21	$10.33
Total Return2

Ratios to Average Net Assets:
Net expenses	0.00	%3	0.00%	0.00%		0.00	%3
Net investment income	6.69	%3	6.03%	6.09%		6.07	%3
Expense waiver/reimbursement4	2.28	%3	2.40%	4.89	%5	6.04	%3,5
Supplemental Data:
Net assets, end of period (000 omitted)	$15,374		$12,525	$7,797		$5,165
Portfolio turnover	37%		89%	29%		20%

1Reflects operations for the period from June 20, 2006 (start of performance) to December 31, 2006.

2Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5Additional information relating to contractual expense waivers, which has no effect on net expenses, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period1
Actual	$1,000	$1,132.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund’s portfolio composition1 was as follows:

Security Type	Percentage of Total Net Assets
Corporate Debt Securities	91.6%
Foreign Government Debt Securities	6.1%
U.S. Treasury Securities	0.3%
Derivative Contracts2,3	(0.0)%
Cash Equivalents4	2.5%
Other Assets and Liabilities – Net5	(0.5)%
TOTAL	100.0%

1See the Fund’s Prospectus and Statement of Additional Information for a description of these security types.

2Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this report.

3Represents less than 0.1%.

4Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—91.6%
		Basic Industry - Chemicals—2.0%
$15,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$12,495
200,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	200,686
100,000		Rohm & Haas Co., 6.00%, 9/15/2017	89,546
		TOTAL	302,727
		Basic Industry - Metals & Mining—4.8%
95,000		Alcoa, Inc., Note, 5.55%, 2/1/2017	80,351
110,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	116,757
100,000		ArcelorMittal, 6.125%, 6/1/2018	87,115
75,000		Barrick Gold Corp., 4.875%, 11/15/2014	77,186
100,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	93,048
150,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	151,208
50,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	50,203
100,000		Xstrata Canada Corp., 6.00%, 10/15/2015	88,793
		TOTAL	744,661
		Basic Industry - Paper—0.5%
100,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	79,931
		Capital Goods - Aerospace & Defense—1.9%
125,000	1,2	BAE Systems Holdings, Inc., 5.20%, 8/15/2015	124,140
175,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	164,938
		TOTAL	289,078
		Capital Goods - Building Materials—1.4%
100,000		Masco Corp., Note, 5.875%, 7/15/2012	94,884
135,000		RPM International, Inc., 6.50%, 2/15/2018	122,753
		TOTAL	217,637
		Capital Goods - Diversified Manufacturing—4.4%
30,000		Harsco Corp., 5.75%, 5/15/2018	29,531
70,000		Hubbell, Inc., 5.95%, 6/1/2018	67,029
100,000	1,2	Hutchison Whampoa International Ltd., 7.625%, 4/9/2019	110,201
100,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	100,701
100,000		Roper Industries, Inc., 6.625%, 8/15/2013	99,991
50,000		Textron Financial Corp., 5.40%, 4/28/2013	40,983
136,000	1,2	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	61,275
75,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	76,963
100,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	93,506
		TOTAL	680,180
		Capital Goods - Environmental—1.5%
125,000		Republic Services, Inc., Note, 6.75%, 8/15/2011	129,583
25,000		Waste Management, Inc., 7.375%, 3/11/2019	27,157
75,000		Waste Management, Inc., Company Guarantee, 7.375%, 5/15/2029	73,780
		TOTAL	230,520
		Communications - Media & Cable—6.4%
225,000		Comcast Corp., 7.05%, 3/15/2033	236,134
120,000		Cox Communications, Inc., 7.125%, 10/1/2012	129,125
125,000		Cox Communications, Inc., Unsecd. Note, 5.45%, 12/15/2014	124,288
90,000		Time Warner Cable, Inc., Company Guarantee, 6.75%, 6/15/2039	87,401
270,000		Time Warner Cable, Inc., Company Guarantee, 8.25%, 4/1/2019	307,272
100,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	99,162
		TOTAL	983,382
		Communications - Media Noncable—1.2%
100,000		Grupo Televisa S.A., 6.625%, 3/18/2025	90,725
75,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	85,580
		TOTAL	176,305
		Communications - Telecom Wireless—0.9%
125,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	126,478
5,000		Vodafone Group PLC, 5.35%, 2/27/2012	5,272
		TOTAL	131,750
		Communications - Telecom Wirelines—5.7%
420,000		Deutsche Telekom International Finance BV, 4.875%, 7/8/2014	423,668
90,000		Rogers Communications, Inc., 5.50%, 3/15/2014	93,209
100,000		Rogers Communications, Inc., 6.80%, 8/15/2018	107,549
125,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010	126,574
40,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	44,697
80,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	84,769
		TOTAL	880,466
		Consumer Cyclical - Automotive—1.8%
50,000	1,2	American Honda Finance Corp., 7.625%, 10/1/2018	48,891
125,000		DaimlerChrysler North America Holding Corp., Company Guarantee, 8.50%, 1/18/2031	131,690
100,000	1,2	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	97,594
		TOTAL	278,175
		Consumer Cyclical - Entertainment—1.6%
75,000		Time Warner, Inc., 5.50%, 11/15/2011	77,586
150,000		Time Warner, Inc., Company Guarantee, 6.875%, 5/1/2012	160,271
		TOTAL	237,857
		Consumer Cyclical - Lodging—0.6%
125,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	97,899
		Consumer Cyclical - Retailers—1.8%
40,000		Best Buy Co., Inc., Sr. Unsecd. Note, 6.75%, 7/15/2013	41,454
175,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	176,254
75,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	65,933
		TOTAL	283,641
		Consumer Non-Cyclical Food/Beverage—3.1%
80,000	1,2	Bacardi Ltd., Sr. Note, 7.45%, 4/1/2014	85,593
250,000		Kraft Foods, Inc., Sr. Unsecd. Note, 6.125%, 2/1/2018	260,038
125,000	1,2	SABMiller PLC, Note, 6.50%, 7/1/2016	127,235
		TOTAL	472,866
		Consumer Non-Cyclical Health Care—0.5%
75,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	74,486
		Consumer Non-Cyclical Products—1.1%
35,000		Philips Electronics NV, 5.75%, 3/11/2018	35,380
140,000		Whirlpool Corp., 5.50%, 3/1/2013	133,097
		TOTAL	168,477
		Consumer Non-Cyclical Supermarkets—0.7%
100,000		Kroger Co., Bond, 6.90%, 4/15/2038	107,982
		Consumer Non-Cyclical Tobacco—1.2%
165,000		Altria Group, Inc., 9.25%, 8/6/2019	186,087
		Energy - Independent—3.9%
125,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	126,121
100,000		Devon Energy Corp., 6.30%, 1/15/2019	107,199
125,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	135,623
78,591	1,2	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	71,125
25,000		XTO Energy, Inc., 6.375%, 6/15/2038	25,464
55,000		XTO Energy, Inc., 6.75%, 8/1/2037	57,600
70,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	74,418
		TOTAL	597,550
		Energy - Integrated—1.9%
100,000		Hess Corp., 7.00%, 2/15/2014	108,454
100,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	104,671
100,000		Petro-Canada, Bond, 5.35%, 7/15/2033	81,218
		TOTAL	294,343
		Energy - Oil Field Services—0.6%
100,000		Weatherford International Ltd., 7.00%, 3/15/2038	96,640
		Energy - Refining—0.8%
125,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	118,692
		Financial Institution - Banking—3.6%
100,000		Capital One Financial Corp., Sr. Note, 7.375%, 5/23/2014	103,098
125,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	112,534
115,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	110,743
35,000		Morgan Stanley, Sr. Unsecd. Note, 6.00%, 4/28/2015	35,093
75,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	74,239
50,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	47,219
100,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	72,062
		TOTAL	554,988
		Financial Institution - Brokerage—3.4%
110,000		Blackrock, Inc., 6.25%, 9/15/2017	115,531
10,000		Eaton Vance Corp., 6.50%, 10/2/2017	9,473
75,000	1,2	FMR Corp., 4.75%, 3/1/2013	68,541
140,000		Invesco Ltd., Note, 4.50%, 12/15/2009	140,531
50,000		Janus Capital Group, Inc., Sr. Note, 6.50%, 6/15/2012	46,227
50,000		Janus Capital Group, Inc., Sr. Note, 6.95%, 6/15/2017	43,728
100,000		Jefferies Group, Inc., Sr. Unsecd. Note, 8.50%, 7/15/2019	99,801
		TOTAL	523,832
		Financial Institution - Finance Noncaptive—1.6%
65,000		American Express Co., Sr. Unsecd. Note, 8.125%, 5/20/2019	67,917
30,000		Capital One Capital IV, 6.745%, 2/17/2037	20,127
75,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 8.30%, 5/10/2017	17,699
100,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	56,500
100,000		International Lease Finance Corp., 6.625%, 11/15/2013	79,190
		TOTAL	241,433
		Financial Institution - Insurance - Health—1.5%
75,000		Aetna US Healthcare, 5.75%, 6/15/2011	78,727
75,000		Anthem, Inc., 6.80%, 8/1/2012	79,751
25,000		CIGNA Corp., 6.35%, 3/15/2018	22,063
50,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	47,407
		TOTAL	227,948
		Financial Institution - Insurance - Life—3.1%
75,000		AXA-UAP, Sub. Note, 8.60%, 12/15/2030	70,379
100,000	1,2	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	98,013
170,000		Prudential Financial, Inc., 5.15%, 1/15/2013	165,013
150,000		Prudential Financial, Inc., Sr. Note, 7.375%, 6/15/2019	147,456
		TOTAL	480,861
		Financial Institution - Insurance - P&C—3.1%
109,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	108,438
125,000		CNA Financial Corp., 6.50%, 8/15/2016	101,426
75,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	61,246
125,000	1,2	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	99,097
25,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	20,200
75,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	76,679
		TOTAL	467,086
		Financial Institution - REITs—3.1%
100,000		AMB Property LP, 6.30%, 6/1/2013	92,075
75,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	58,966
100,000		Liberty Property LP, 6.625%, 10/1/2017	84,500
130,000		Prologis, Sr. Note, 5.50%, 4/1/2012	119,767
50,000		Simon Property Group LP, 6.125%, 5/30/2018	45,670
75,000		Simon Property Group, Inc., 6.35%, 8/28/2012	76,703
		TOTAL	477,681
		Sovereign—0.5%
75,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	79,030
		Technology—3.6%
100,000		BMC Software, Inc., 7.25%, 6/1/2018	101,840
75,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	78,768
140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	141,532
45,000		Harris Corp., 5.95%, 12/1/2017	46,562
100,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	101,870
100,000		KLA-Tencor Corp., 6.90%, 5/1/2018	88,947
		TOTAL	559,519
		Transportation - Airlines—0.4%
75,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	68,209
		Transportation - Railroads—2.6%
75,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	76,016
100,000		Canadian Pacific RR, 7.125%, 10/15/2031	93,180
100,000		Norfolk Southern Corp., Sr. Unsecd. Note, 5.75%, 4/1/2018	102,891
125,000		Union Pacific Corp., 4.875%, 1/15/2015	126,031
		TOTAL	398,118
		Transportation - Services—1.1%
100,000	1,2	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	89,625
75,000		Ryder System, Inc., 5.95%, 5/2/2011	75,014
		TOTAL	164,639
		Utility - Electric—8.7%
50,000		Appalachian Power Co., Sr. Unsecd. Note, 7.95%, 1/15/2020	58,033
75,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	65,482
75,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	76,636
100,000		Commonwealth Edison Co., 1st Mtg. Bond, 6.15%, 9/15/2017	104,377
50,000		Dominion Resources, Inc., 8.875%, 1/15/2019	60,400
50,000		Dominion Resources, Inc., Unsecd. Note, 5.95%, 6/15/2035	49,133
125,000		Duke Energy Indiana, Inc., 1st Mtg. Bond, 6.35%, 8/15/2038	137,046
50,000		FPL Group Capital, Inc., 7.875%, 12/15/2015	59,542
125,000		FirstEnergy Corp., 6.45%, 11/15/2011	130,564
87,306	1,2	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	84,367
50,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	36,741
125,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	133,862
30,000		Progress Energy, Inc., 7.05%, 3/15/2019	33,388
100,000		Union Electric Co., 6.00%, 4/1/2018	99,466
150,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.00%, 6/30/2019	151,439
50,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	52,921
		TOTAL	1,333,397
		Utility - Natural Gas Distributor—1.5%
125,000		Atmos Energy Corp., 4.95%, 10/15/2014	123,331
25,000		Atmos Energy Corp., 5.125%, 1/15/2013	24,910
75,000		Sempra Energy, Sr. Unsecd. Note, 6.50%, 6/1/2016	78,897
		TOTAL	227,138
		Utility - Natural Gas Pipelines—3.5%
75,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	77,525
75,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	78,582
100,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	98,247
50,000		Enterprise Products Operating LLC, 4.60%, 8/1/2012	50,392
115,000		Enterprise Products Operating LLC, Company Guarantee, 9.75%, 1/31/2014	132,367
125,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	106,891
		TOTAL	544,004
		TOTAL CORPORATE BONDS (IDENTIFIED COST $14,450,387)	14,079,215
		GOVERNMENTS/AGENCIES—6.1%
		Sovereign—6.1%
500,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 1/17/2017	516,250
210,000		Mexico, Government of, Note, 5.625%, 1/15/2017	213,675
206,000		United Mexican States, 6.75%, 9/27/2034	210,120
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $892,329)	940,045
		U.S. TREASURY—0.3%
20,000		United States Treasury Note, 3.125%, 5/15/2019	19,338
20,000	3	United States Treasury Note, 3.125%, 9/30/2013	20,699
		TOTAL U.S. TREASURY (IDENTIFIED COST $41,170)	40,037
		MUTUAL FUND—2.5%
389,634	4,5	Prime Value Obligations Fund, Institutional Shares, 0.72% (AT NET ASSET VALUE)	389,634
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $15,773,520)6	15,448,931
		OTHER ASSETS AND LIABILITIES – NET—(0.5)%7	(75,054)
		TOTAL NET ASSETS—100%	$15,373,877

At June 30, 2009, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
8U.S. Treasury Note 10 Year Long Futures	6	$697,594	September 2009	$(7,328)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities-Net.”

1Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $1,165,697, which represented 7.6% of total net assets.

2Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At June 30, 2009, these liquid restricted securities amounted to $1,165,697, which represented 7.6% of total net assets.

3Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4Affiliated company.

57-Day net yield.

6Also represents cost for federal tax purposes.

7Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

8Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Corporate Bonds	$—	$14,079,215	$—	$14,079,215
Governments/Agencies	—	940,045	—	940,045
U.S. Treasury	—	40,037	—	40,037
Mutual Funds	389,634	—	—	389,634
Total Securities	$ 389,634	$15,059,297	$—	$15,448,931
Other Financial Instruments*	$ (7,328)	$—	$—	$ (7,328)
*Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REITs	—Real Estate Investment Trusts
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $389,634 of investments in an affiliated issuer (Note 5) (identified cost $15,773,520)		$15,448,931
Restricted cash		10,000
Income receivable		251,624
Receivable for investments sold		239,250
TOTAL ASSETS		15,949,805
Liabilities:
Payable for investments purchased	$261,505
Income distribution payable	76,413
Payable to bank	216,248
Payable for daily variation margin	1,031
Payable for Directors’/Trustees’ fees	1,171
Accrued expenses	19,560
TOTAL LIABILITIES		575,928
Net assets for 1,600,660 shares outstanding		$15,373,877
Net Assets Consist of:
Paid-in capital		$15,910,735
Net unrealized depreciation of investments and futures contracts		(331,917)
Accumulated net realized loss on investments and futures contracts		(204,434)
Distributions in excess of net investment income		(507)
TOTAL NET ASSETS		$15,373,877
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$15,373,877 ÷ 1,600,660 shares outstanding, no par value, unlimited shares authorized		$9.60

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest			$430,360
Dividends received from an affiliated issuer (Note 5)			684
TOTAL INCOME			431,044
Expenses:
Administrative personnel and services fee (Note 5)		$74,384
Custodian fees		2,992
Transfer and dividend disbursing agent fees and expenses		8,679
Directors’/Trustees’ fees		3,026
Auditing fees		11,654
Legal fees		4,803
Portfolio accounting fees		25,077
Share registration costs		9,710
Insurance premiums		2,055
Miscellaneous		4,398
TOTAL EXPENSES		146,778
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(12,332)
Reimbursement of other operating expenses	(134,446)
TOTAL WAIVER AND REIMBURSEMENT		(146,778)
Net expenses			—
Net investment income			431,044
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments			(13,910)
Net realized loss in futures contracts			(18,800)
Net change in unrealized depreciation of investments			1,291,720
Net change in unrealized depreciation of futures contracts			(7,328)
Net realized and unrealized gain on investments and futures contracts			1,251,682
Change in net assets resulting from operations			$1,682,726

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$431,044	$744,770
Net realized loss on investments and futures contracts	(32,710)	(170,796)
Net change in unrealized appreciation/depreciation of investments and futures contracts	1,284,392	(1,720,665)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,682,726	(1,146,691)
Distributions to Shareholders:
Distributions from net investment income	(431,551)	(748,414)
Distributions from net realized gain on investments and futures contracts	—	(8,177)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(431,551)	(756,591)
Share Transactions:
Proceeds from sale of shares	4,940,389	17,943,607
Net asset value of shares issued to shareholders in payment of distributions declared	173	4,294
Cost of shares redeemed	(3,342,870)	(11,316,548)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	1,597,692	6,631,353
Change in net assets	2,848,867	4,728,071
Net Assets:
Beginning of period	12,525,010	7,796,939
End of period (including undistributed (distributions in excess of) net investment income of $(507) and $0, respectively)	$15,373,877	$12,525,010

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Corporate Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

▪	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

▪	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

▪	Shares of other mutual funds are valued based upon their reported NAVs.

▪	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

▪	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

▪	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

▪
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

▪	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

▪
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2006 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases and sells financial futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.

Additional Disclosure Related to Derivative Instruments

Fair Value of Derivative Instruments

	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under Statement 133
Interest rate contracts	—	$—	Payable for daily variation margin	$7,328*

* Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2009

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income

Futures
Interest rate contracts	$(18,800)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income

Futures
Interest rate contracts	$(7,328)

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	543,411	1,813,603
Shares issued to shareholders in payment of distributions declared	19	437
Shares redeemed	(372,417)	(1,148,199)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	171,013	665,841

4. FEDERAL TAX INFORMATION
At June 30, 2009, the cost of investments for federal tax purposes was $15,773,520. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $324,589. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $370,885 and net unrealized depreciation from investments for those securities having an excess of cost over value of $695,474.

At December 31, 2008, the Fund had a capital loss carryforward of $168,420 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The advisory agreement between the Fund and the Adviser provides the Adviser will not charge a fee for its advisory services to the Fund, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; (2) in certain other separately managed accounts and discretionary investment accounts; or (3) to the extent permitted under applicable law, other Federated funds. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2009, the Adviser reimbursed $134,446 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 0.963% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $12,332 of its fee. For the six months ended June 30, 2009, the Fund’s Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2009, were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	50,929	5,303,089	4,964,384	389,634	$389,634	$684

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$3,909,494
Sales	$2,291,823

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS
Management has evaluated subsequent events through August 20, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract – May 2009

FEDERATED CORPORATE BOND STRATEGY PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2008. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it: is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31421P100

35282 (8/09)

Federated High Yield Strategy Portfolio

A Portfolio of Federated Managed Pool Series

SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2009

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED . MAY LOSE VALUE . NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Period Ended
	6/30/2009		12/31/2008	1
Net Asset Value, Beginning of Period	$10.41		$10.00
Income From Investment Operations:
Net investment income	0.64		0.03
Net realized and unrealized gain on investments	2.15		0.41
TOTAL FROM INVESTMENT OPERATIONS	2.79		0.44
Less Distributions:
Distributions from net investment income	(0.64)		(0.03)
Net Asset Value, End of Period	$12.56		$10.41
Total Return2	27.53%		4.38%

Ratios to Average Net Assets:
Net expenses	0.00	%3	0.00	%3
Net investment income	11.29	%3	16.78	%3
Expense waiver/reimbursement4	26.60	%3	932.30	%3
Supplemental Data:
Net assets, end of period (000 omitted)	$1,101		$435
Portfolio turnover	84%		0%
1Reflects operations for the period from December 24, 2008 (date of initial public investment) to December 31, 2008.

2Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.  Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period1
Actual	$1,000	$1,257.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund’s index classification1 was as follows:

Index Classification	Percentage of Total Net Assets2
Health Care	10.1%
Media – Non-Cable	8.2%
Wireless Communications	6.4%
Food & Beverage	6.2%
Consumer Products	5.6%
Gaming	5.2%
Industrial – Other	5.2%
Technology	5.0%
Energy	4.8%
Utility – Natural Gas	4.8%
Utility – Electric	3.9%
Retailers	3.8%
Financial Institutions	3.3%
Chemicals	3.0%
Automotive	2.8%
Aerospace/Defense	2.7%
Other3	17.0%
Cash Equivalents4	1.2%
Other Assets and Liabilities – Net5	0.8%
TOTAL	100.0%
1Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund’s adviser.

2As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3For purposes of this table, index classifications which constitute less than 2.5% of the Fund’s total net assets have been aggregated under the designation “Other.”

4Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

5Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio Of Investments

June 30, 2009 (unaudited)

Shares			Value
		MUTUAL FUND—99.9%
199,957	1	High Yield Bond Portfolio	$1,099,763
		TOTAL INVESTMENTS—99.9% (IDENTIFIED COST $992,993)2	1,099,763
		OTHER ASSETS AND LIABILITIES – NET– 0.1%3	1,490
		TOTAL NET ASSETS —100%	$1,101,253
1Affiliated company.

2Also represents cost for federal tax purposes.

3Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mutual Fund	$1,099,763	$—	$—	$1,099,763
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in an affiliated issuer (Note 5) (identified cost $992,993)		$1,099,763
Cash		23,986
Receivable for investments sold		7,000
TOTAL ASSETS		1,130,749
Liabilities:
Income distribution payable	$8,485
Payable for portfolio accounting fees	5,374
Payable for auditing fees	5,262
Payable for administrative personnel and services fee (Note 5)	10,275
Accrued expenses	100
TOTAL LIABILITIES		29,496
Net assets for 87,663 shares outstanding		$1,101,253
Net Assets Consist of:
Paid-in capital		$942,753
Net unrealized appreciation of investments		106,770
Accumulated net realized gain on investments		51,730
TOTAL NET ASSETS		$1,101,253
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,101,253 ÷ 87,663 shares outstanding, no par value, unlimited shares authorized		$12.56
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends received from an affiliated issuer (Note 5)			$44,359
Expenses:
Administrative personnel and services fee (Note 5)		$74,384
Custodian fees		414
Transfer and dividend disbursing agent fees and expenses		5,099
Directors’/Trustees’ fees		166
Auditing fees		5,262
Legal fees		3,086
Portfolio accounting fees		8,844
Share registration costs		5,825
Insurance premiums		1,436
Miscellaneous		16
TOTAL EXPENSES		104,532
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(12,393)
Reimbursement of other operating expenses	(92,139)
TOTAL WAIVER AND REIMBURSEMENT		(104,532)
Net expenses			—
Net investment income			44,359
Realized and Unrealized Gain on Investments:
Net realized gain on sales of investments in an affiliated issuer (Note 5)			51,730
Net change in unrealized appreciation of investments			89,631
Net realized and unrealized gain on investments			141,361
Change in net assets resulting from operations			$185,720
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Period Ended 12/31/2008	1
Increase (Decrease) in Net Assets
Operations:
Net investment income	$44,359	$1,165
Net realized gain on investments in an affiliated issuer	51,730	—
Net change in unrealized appreciation/depreciation of investments	89,631	17,139
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	185,720	18,304
Distributions to Shareholders:
Distributions from net investment income	(44,359)	(1,165)
Share Transactions:
Proceeds from sale of shares	1,261,013	418,350
Cost of shares redeemed	(736,610)	—
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	524,403	418,350
Change in net assets	665,764	435,489
Net Assets:
Beginning of period	435,489	—
End of period	$1,101,253	$435,489
1    Reflects operations for the period from December 24, 2008 (date of initial public investment) to December 31, 2008.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated High Yield Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax year 2008 remains subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2009	Period Ended 12/31/2008	1
Shares sold	112,178	41,835
Shares redeemed	(66,350)	—
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	45,828	41,835
1 Reflects operations for the period from December 24, 2008 (date of initial public investment) to December 31, 2008.

4. FEDERAL TAX INFORMATION
At June 30, 2009, the cost of investments for federal tax purposes was $992,993. The net unrealized appreciation of investments for federal tax purposes was $106,770. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $106,770.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2009, the Adviser reimbursed $92,139 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 15.78% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $12,393 of its fee. For the six months ended June 30, 2009, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
High Yield Bond Portfolio	95,471	238,721	134,235	199,957	$1,099,763	$44,359
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in the High Yield Bond Portfolio (HYCORE), a portfolio of Federated Core Trust (Core Trust) which is managed by Federated Investment Management Company, the Fund’s Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of HYCORE is to seek high current income. Federated Investors, Inc. receives no advisory or administrative fees from HYCORE. Income distributions from HYCORE are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions, of HYCORE, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of HYCORE. The financial statements of HYCORE are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 99.9% of its net assets at June 30, 2009. The financial statements of HYCORE should be read in conjunction with the Fund’s financial statements. The valuation of securities held by HYCORE is discussed in the notes to its financial statements.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$1,170,328
Sales	$655,550

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

9. SUBSEQUENT EVENTS
Management has evaluated subsequent events through August 20, 2009 and determined that no events have occurred that require disclosure.

Financial Highlights - High Yield Bond Portfolio

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited)	Year Ended December 31,
6/30/2009	2008	2007	2006	2005	2004
Net Asset Value, Beginning of Period	$4.57	$6.61	$6.88	$6.71	$7.08	$6.93
Income From Investment Operations:
Net investment income	0.30	0.58	0.58	0.58	0.57	1	0.58
Net realized and unrealized gain (loss) on Investments, swap contracts and foreign currency transactions	0.91	(2.04)	(0.28)	0.17	(0.34)	0.17
TOTAL FROM INVESTMENT OPERATIONS	1.21	(1.46)	0.30	0.75	0.23	0.75
Less Distributions:
Distributions from net investment income	(0.28)	(0.58)	(0.57)	(0.58)	(0.60)	(0.60)
Net Asset Value, End of Period	$5.50	$4.57	$6.61	$6.88	$6.71	$7.08
Total Return2	27.23%	(23.53)%	4.48%	11.67%	3.44%	11.40%

Ratios to Average Net Assets:
Net expenses	0.00	%3	0.03%	0.03%	0.03%	0.03%	0.03%
Net investment income	12.35	%3	10.02%	8.20%	8.45%	8.28%	8.39%
Expense waiver/reimbursement4	0.10	%3	0.08%	0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,169,538	$887,322	$843,319	$823,555	$936,652	$1,127,462
Portfolio turnover	12%	16%	35%	33%	34%	43%
1Per share numbers have been calculated using the average shares method.

2Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited) - High Yield Bond Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period1
Actual	$1,000	$1,272.30	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table (unaudited) - High Yield Bond Portfolio

At June 30, 2009, the Fund’s index classification1 was as follows:

Index Classification	Percentage of Total Net Assets
Health Care	10.1%
Media – Non-Cable	8.2%
Food & Beverage	6.4%
Consumer Products	5.6%
Wireless Communications	5.3%
Gaming	5.2%
Industrial – Other	5.2%
Technology	5.0%
Energy	4.8%
Utility – Natural Gas	4.8%
Utility – Electric	3.9%
Retailers	3.8%
Financial Institutions	3.5%
Chemicals	3.0%
Automotive	2.8%
Aerospace/Defense	2.7%
Other2	17.7%
Cash Equivalents3	1.2%
Other Assets and Liabilities – Net 4	0.8%
TOTAL	100.0%
1Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Barclays Capital High Yield 2% Issuer Constrained Index (BCHY2%ICI). Individual portfolio securities that are not included in the BCHY2%ICI are assigned to an index classification by the Fund’s adviser.

2For purposes of this table, index classifications which constitute less than 2.5% of the Fund’s total net assets have been aggregated under the designation “Other.”

3Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments - High Yield Bond Portfolio

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—97.8%
		Aerospace / Defense—2.7%
$3,800,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$3,505,500
2,250,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, Series WI, 9.75%, 4/1/2017	956,250
2,625,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,454,375
6,025,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 7/15/2013	5,708,687
2,275,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, 5.875%, 1/15/2015	2,030,437
3,700,000		L-3 Communications Holdings, Inc., Sr. Sub. Note, Series B, 6.375%, 10/15/2015	3,376,250
3,300,000	1,2	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	1,922,250
1,884,280	1,2	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	951,561
4,925,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	4,703,375
4,925,000	1,2	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	4,038,500
2,875,000	1,2	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	2,228,125
		TOTAL	31,875,310
		Automotive—2.8%
3,025,000	3,4	Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	196,625
3,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 3.889%, 1/13/2012	2,848,125
11,850,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	10,255,405
450,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	364,587
6,650,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	6,155,253
6,050,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	4,631,342
12,700,000	3,4	General Motors Corp., Deb., 7.40%, 9/1/2025	1,587,500
2,675,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	1,939,375
6,750,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	4,320,000
		TOTAL	32,298,212
		Building Materials—0.4%
300,000	1,2	Interface, Inc., 11.375%, 11/1/2013	312,000
1,500,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,410,000
1,675,000		Nortek Holdings, Inc., Sr. Secd. Note, 10.00%, 12/1/2013	1,352,563
2,475,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	717,750
2,000,000	3,4	Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	110,000
2,700,000		Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	1,755,000
		TOTAL	5,657,313
		Chemicals—3.0%
925,000	1,2	Airgas, Inc., 7.125%, 10/1/2018	869,500
1,025,000	1,2	Ashland, Inc., Sr. Unsecd. Note, 9.125%, 6/1/2017	1,068,562
4,450,000	1,3,4	Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	3,248,500
1,750,000	1,2	Compass Minerals International, Inc., Sr. Note, Series 144A, 8.00%, 6/1/2019	1,743,437
3,675,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,672,125
2,450,000	1,2	Invista, Unit, 9.25%, 5/1/2012	2,321,375
2,025,000		Koppers Holdings, Inc., Sr. Disc. Note, 0/9.875%, 11/15/2014	1,827,562
2,094,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	2,073,060
3,250,000	1,2	Mosaic Co./The, Sr. Note, 7.625%, 12/1/2016	3,299,312
550,000	1,2	Nalco Co., 8.25%, 5/15/2017	555,500
1,400,000		Nalco Co., Sr. Disc. Note, 9.00%, 2/1/2014	1,379,000
271,000		Nalco Co., Sr. Note, 7.75%, 11/15/2011	272,355
9,625,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	9,865,625
3,475,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	3,192,656
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	622,404
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	777,104
		TOTAL	34,788,077
		Construction Machinery—0.5%
5,750,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	4,643,125
1,400,000	1,2	Rental Service Corp., Sr. Secd. Note, 10.00%, 7/15/2017	1,400,000
		TOTAL	6,043,125
		Consumer Products—5.6%
6,175,000	1,2	AAC Group Holding Corp., Sr. Disc. Note, 10.25%, 10/1/2012	4,507,750
1,115,637		AAC Group Holding Corp., Sr. PIK Deb., 16.75%, 10/1/2012	306,800
4,806,000	1,2	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	4,517,640
4,925,000		Central Garden & Pet Co., Company Guarantee, 9.125%, 2/1/2013	4,734,156
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	7,392,000
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	1,867,125
3,850,000		Jostens Holding Corp., Discount Bond, 10.25%, 12/1/2013	3,840,375
8,875,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	8,897,187
6,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 8/1/2023	5,973,694
1,650,000	1,2	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	1,736,625
6,725,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	5,564,938
3,200,000	1,3,4	True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	48,000
16,375,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	16,170,313
		TOTAL	65,556,603
		Energy—4.8%
3,800,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	3,040,000
1,300,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	1,053,000
9,800,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 1/15/2016	8,697,500
1,325,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,275,312
2,925,000		Chesapeake Energy Corp., Sr. Note, 9.50%, 2/15/2015	2,961,562
1,650,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	1,522,125
4,025,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	3,682,875
3,900,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	3,354,000
4,875,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	4,387,500
700,000	1,2	Forest Oil Corp., Sr. Note, 8.50%, 2/15/2014	691,250
4,825,000	1,2	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	4,101,250
2,450,000	1,2	Linne Energy LLC, Note, Series 144A, 11.75%, 5/15/2017	2,394,875
700,000	1,2	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	605,500
4,100,000	1,2	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	3,423,500
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,752,150
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,056,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	1,805,000
2,500,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,350,000
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,505,156
1,150,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	1,134,188
2,375,000	1,2	Sandridge Energy, Inc., 8.00%, 6/1/2018	2,042,500
1,750,000	1,2	Sandridge Energy, Inc., 9.875%, 5/15/2016	1,697,500
1,950,000	1,2	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	1,881,750
		TOTAL	56,414,493
		Entertainment—1.2%
4,350,000	1,2	Cinemark, Inc., Company Guarantee, Series 144A, 8.625%, 6/15/2019	4,317,375
2,475,000	1,3,4	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	37,125
6,400,000		Universal City Development Partners Ltd., Sr. Note, 11.75%, 4/1/2010	6,112,000
4,400,000		Universal City Florida Holding Co., Floating Rate Note, 5.778%, 5/1/2010	3,619,000
		TOTAL	14,085,500
		Environmental—0.5%
4,400,000		Allied Waste North America, Inc., Sr. Note, 7.25%, 3/15/2015	4,488,000
1,625,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	1,666,641
		TOTAL	6,154,641
		Financial Institutions—3.3%
3,225,000		American Real Estate Partners LP Finance, Sr. Note, 7.125%, 2/15/2013	2,926,687
4,400,000	1,2	General Motors Acceptance Corp. LLC, Note, 7.00%, 2/1/2012	3,775,200
18,137,000	1,2	General Motors Acceptance Corp. LLC, Note, Series 144A, 6.875%, 9/15/2011	16,051,245
2,717,000	1,2	General Motors Acceptance Corp. LLC, Note, Series 144A, 8.00%, 11/1/2031	1,929,070
5,250,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	5,171,250
8,875,000	1,2	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	6,168,125
4,300,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	2,343,500
		TOTAL	38,365,077
		Food & Beverage—6.4%
5,400,000		ASG Consolidated LLC, Sr. Disc. Note, 11.50%, 11/1/2011	4,968,000
10,825,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	10,554,375
2,250,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 4.528%, 2/1/2015	1,839,375
330,714		B&G Foods, Inc., Company Guarantee, Sr. Sub. Note, 12.00%, 10/30/2016	2,017,355
4,125,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	4,114,687
4,050,000		Constellation Brands, Inc., 8.375%, 12/15/2014	4,080,375
2,050,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	1,906,500
775,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	720,750
6,300,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	5,780,250
2,150,000		Del Monte Corp., Sr. Sub. Note, 6.75%, 2/15/2015	2,047,875
1,050,000		Del Monte Corp., Sr. Sub. Note, 8.625%, 12/15/2012	1,068,375
5,725,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	5,610,500
3,150,000	1,2	Michael Foods, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 10/1/2013	3,047,625
1,000,000	3,4	Pilgrim’s Pride Corp., 7.625%, 5/1/2015	875,000
5,000,000	3,4	Pilgrim’s Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	3,825,000
4,325,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, Series WI, 9.25%, 4/1/2015	3,935,750
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	3,995,000
6,550,000		Reddy Ice Group, Inc., Sr. Disc. Note, 10.50%, 11/1/2012	4,093,750
3,275,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	2,701,875
4,500,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	3,296,250
1,025,000	1,2	Smithfield Foods, Inc., Sr. Unsecd. Note, 10.00%, 7/15/2014	1,017,313
3,300,000	1,2	Tyson Foods, Inc., Sr. Unsecd. Note, 10.50%, 3/1/2014	3,597,000
		TOTAL	75,092,980
		Gaming—5.2%
4,800,000	1,2	Ameristar Casinos, Inc., 9.25%, 6/1/2014	4,920,000
4,025,000	1,2,3,4	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 11.00%, 6/15/2015	171,062
5,050,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	4,696,500
5,100,000	1,2	Great Canadian Gaming Corp., Company Guarantee, 7.25%, 2/15/2015	4,513,500
3,000,000	1,2	Harrah’s Entertainment, Inc., Sr. Secd. Note, 11.25%, 6/1/2017	2,850,000
3,300,000	1,3,4	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	16,500
7,125,000	1,2	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	5,557,500
657,028	1,2	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	367,936
5,675,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	4,738,625
525,000	1,2	MGM Mirage, 10.375%, 5/15/2014	547,313
1,050,000	1,2	MGM Mirage, 11.125%, 11/15/2017	1,118,250
1,250,000	1,2	MGM Mirage, 13.00%, 11/15/2013	1,375,000
10,200,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	6,604,500
1,250,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	817,188
4,000,000		MGM Mirage, Sr. Note, 8.50%, 9/15/2010	3,650,000
1,075,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	865,375
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	3,705,750
3,825,000	1,2	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	3,117,375
4,825,000	1,2	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	2,919,125
3,900,000	1,2	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	3,451,500
6,025,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	5,332,125
		TOTAL	61,335,124
		Health Care—10.1%
4,575,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	4,666,500
4,475,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	3,814,937
1,975,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	1,896,000
3,550,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	3,248,250
400,000	1,2	Bio Rad Laboratories, Inc., Sr. Sub., Series 144A, 8.00%, 9/15/2016	397,000
600,000		Biomet, Inc., Sr. Note, Series WI, 10.375%, 10/15/2017	583,500
12,675,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	12,484,875
4,075,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	2,750,625
1,800,000	1,2	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	1,885,500
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	1,681,875
20,590,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	20,435,575
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	10,393,437
3,525,000		Inverness Medical Innovations, Inc., Sr. Sub. Note, 9.00%, 5/15/2016	3,419,250
5,675,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	4,937,250
525,000		Omnicare, Inc., Sr. Sub. Note, 6.125%, 6/1/2013	477,750
4,975,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	4,514,813
1,225,000	1,2	Psychiatric Solutions, Inc., Sr. Sub. Note, 7.75%, 7/15/2015	1,127,000
6,875,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	5,637,500
1,775,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 4.635%, 6/1/2015	1,437,750
4,725,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	4,476,938
9,575,000		VWR Funding, Inc., Company Guarantee, Series WI, PIK 10.25%, 7/15/2015	7,612,125
1,975,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	1,935,500
5,350,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	5,149,375
3,975,000		Ventas Realty LP, 6.50%, 6/1/2016	3,582,469
1,525,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	1,372,500
1,400,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	1,263,500
884,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	857,480
7,575,000	1,2	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	5,984,250
		TOTAL	118,023,524
		Industrial - Other—5.2%
5,300,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	4,664,000
1,950,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	1,606,312
4,200,000	1,2	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,197,000
2,500,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	2,325,000
1,000,000	1,2	Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	973,750
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	4,338,750
700,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	615,125
750,000	1,2	ESCO Corp., Floating Rate Note - Sr. Note, 4.504%, 12/15/2013	589,687
3,750,000	1,2	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	3,262,500
7,525,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	7,393,312
1,850,000		General Cable Corp., Floating Rate Note - Sr. Note, 3.583%, 4/1/2015	1,507,750
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	6,820,937
2,025,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	2,017,406
4,475,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	4,430,250
4,975,000	1,2	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	4,651,625
2,750,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	2,041,875
4,550,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	4,413,500
5,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	5,055,750
2,900,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	2,820,250
		TOTAL	60,724,779
		Lodging—1.1%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	3,823,625
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	130,500
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,003,375
3,125,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	2,953,125
3,525,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	3,097,594
2,650,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	2,106,750
		TOTAL	13,114,969
		Media - Cable—1.9%
1,200,000	1,2	CSC Holdings, Inc., Sr. Note, 8.50%, 4/15/2014	1,195,500
2,250,000	3,4	Charter Communications Holdings II, 8.75%, 11/15/2013	2,148,750
5,650,000	3,4	Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	5,989,000
5,650,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	5,854,812
1,225,000		Videotron Ltee, Company Guarantee, Series WI, 9.125%, 4/15/2018	1,251,031
1,950,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	1,757,438
3,550,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	3,514,500
		TOTAL	21,711,031
		Media - Non-Cable—8.2%
3,446,823		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,395,963
900,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	616,500
1,450,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	1,348,500
5,235,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	5,274,263
4,564,000	3,4	Dex Media West LLC, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	707,420
1,925,000	3,4	Dex Media, Inc., Discount Bond, 9.00%, 11/15/2013	298,375
8,550,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	7,908,750
4,850,000	1,2	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	2,218,875
5,200,000	3,4	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	162,500
14,075,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	14,426,875
11,850,000		Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	10,665,000
2,675,000	1,2	Interpublic Group Cos., Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2017	2,708,437
425,000	1,2	Lamar Media Corp., Sr. Note, 9.75%, 4/1/2014	441,469
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,337,500
2,825,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	2,701,406
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	2,932,500
7,775,000	1,2	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	4,703,875
4,850,000	1,2	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	412,250
4,659,927	1,2	Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	1,351,379
1,310,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	487,975
1,150,000		Nielsen Finance LLC/Nielsen Finance Co., Company Guarantee, 0/12.50%, 8/1/2016	744,625
1,725,000	1,2	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	1,686,188
5,100,000	1,2	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	5,087,250
3,100,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,824,875
2,700,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	2,460,375
2,600,000	3,4	R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	146,250
5,700,000	3,4	R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	320,625
2,700,000	3,4	R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	151,875
4,808,000	1,2	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	5,006,330
7,225,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	361,250
8,600,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	5,676,000
4,725,000	1,2	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	2,775,938
725,000	1,2	Univision Television Group, Inc., Sr. Secd. Note, 12.00%, 7/1/2014	715,938
5,000,000	1	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	1,087,500
3,900,000	1,2	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	3,193,125
525,000	1,2	XM Satellite Radio, Inc., Sr. Secd. Note, 11.25%, 6/15/2013	523,688
		TOTAL	95,861,644
		Metals & Mining—1.2%
1,825,000	3,4	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	29,656
2,325,000	3,4	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	61,031
5,475,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	5,523,826
1,775,000	1,2	Teck Cominco Ltd., Sr. Secd. Note, Series 144A, 10.75%, 5/15/2019	1,911,064
4,425,000	1,2	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 10.25%, 5/15/2016	4,640,882
1,450,000	1,2	Teck Resources Ltd., Sr. Secd. Note, Series 144A, 9.75%, 5/15/2014	1,502,194
		TOTAL	13,668,653
		Packaging—2.1%
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	3,601,187
5,000,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	4,237,500
5,625,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	5,526,562
2,075,000	1,2	Crown Americas LLC, Sr. Unsecd. Note, 7.625%, 5/15/2017	2,012,750
6,300,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 8.25%, 5/15/2013	6,363,000
1,325,000	1,2	Owens-Brockway Glass Container, Inc., Company Guarantee, Series 144A, 7.375%, 5/15/2016	1,291,875
520,679	1,3,4,5	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	24,160
1,025,000	1,2	Sealed Air Corp., 7.875%, 6/15/2017	1,017,333
675,000	1,2	Solo Cup Co., Sr. Secd. Note, 10.50%, 11/1/2013	680,063
		TOTAL	24,754,430
		Paper—1.8%
1,000,000	1,2	Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,025,000
3,475,000	1,2	Georgia-Pacific Corp., Company Guarantee, 8.25%, 5/1/2016	3,388,125
375,000	1,2	Graphic Packaging International Corp., 9.50%, 6/15/2017	371,250
9,525,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	9,144,000
3,250,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	1,576,250
4,625,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,318,125
3,625,000		Rock-Tenn Co., 9.25%, 3/15/2016	3,706,563
1,000,000	1,2	Verso Paper Corporation, Sr. Secd. Note, 11.50%, 7/1/2014	920,000
		TOTAL	21,449,313
		Restaurants—1.0%
2,800,000		Dave & Buster’s, Inc., Sr. Note, 11.25%, 3/15/2014	2,576,000
6,000,000		NPC International, Inc., 9.50%, 5/1/2014	5,490,000
4,675,000	1,2	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 3.12938%, 3/15/2014	3,249,125
		TOTAL	11,315,125
		Retailers—3.8%
1,625,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	1,592,500
6,600,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	7,161,000
7,825,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	6,299,125
1,775,000	1,2	Limited Brands, Inc., Sr. Note, Series 144A, 8.50%, 6/15/2019	1,703,388
650,000		Macy’s Retail Holdings, Inc., 6.90%, 1/15/2032	426,932
800,000		Macy’s Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	530,854
1,350,000		Macy’s Retail Holdings, Inc., Company Guarantee, 6.90%, 4/1/2029	948,687
1,125,000		Macy’s Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	826,216
3,575,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	911,625
9,825,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	7,123,125
1,575,000		Penney (J.C.) Co., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,244,871
5,775,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	5,746,125
3,175,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	2,690,813
6,350,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	4,984,750
2,750,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	2,234,375
		TOTAL	44,424,386
		Services—2.2%
5,275,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	4,437,594
8,375,000		KAR Holdings, Inc., 10.00%, 5/1/2015	6,909,375
6,800,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	5,712,000
10,025,000		West Corp., Sr. Note, 9.50%, 10/15/2014	8,822,000
		TOTAL	25,880,969
		Supermarkets—0.3%
3,200,000		SUPERVALU, Inc., Sr. Unsecd. Note, 8.00%, 5/1/2016	3,120,000
		Technology—5.0%
4,625,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	3,595,937
7,265,000	1,2	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	6,075,356
5,750,000		First Data Corp., Company Guarantee, 9.875%, 9/24/2015	4,111,250
4,249,968		Freescale Semiconductor, Inc., Company Guarantee, PIK 9.125%, 12/15/2014	1,593,738
4,925,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	2,511,750
4,400,000	1,2	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	1,826,000
5,400,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	4,320,000
5,950,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	5,860,750
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	5,563,125
1,268,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 6.708%, 4/1/2012	1,109,500
4,600,000	1,2	SunGard Data Systems, Inc., Sr. Note, 10.625%, 5/15/2015	4,531,000
3,700,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	3,515,000
8,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	7,638,969
4,225,000	1,2	Terremark Worldwide, Inc., Sr. Unsecd. Note, 12.00%, 6/15/2017	4,077,125
3,100,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	1,844,500
		TOTAL	58,174,000
		Textile—0.2%
2,775,000		Phillips Van Heusen Corp., Sr. Note, 8.125%, 5/1/2013	2,740,313
		Tobacco—0.6%
3,700,000	1,2	Alliance One International, Inc., Sr. Unsecd. Note, Series 144A, 10.00%, 7/15/2016	3,524,250
3,825,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	3,645,703
		TOTAL	7,169,953
		Transportation—1.6%
5,800,000	1,2	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	3,973,000
4,125,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	3,815,625
4,800,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	4,296,000
1,825,000		Kansas City Southern Railway Company, 13.00%, 12/15/2013	2,016,625
1,550,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	1,449,250
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,132,875
2,225,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	1,885,688
		TOTAL	18,569,063
		Utility - Electric—3.9%
7,750,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	6,074,062
7,875,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	6,457,500
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	927,000
725,000		Energy Future Holdings Corp., Company Guarantee, Series WI, 10.875%, 11/1/2017	532,875
1,589,963	1,2	FPL Energy National Wind, Note, 6.125%, 3/25/2019	1,548,673
3,275,000	1,2	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	3,119,437
5,600,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	5,446,000
1,225,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	1,157,625
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,194,406
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	4,644,682
850,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	819,766
12,875,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	8,079,063
2,175,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI-B, 10.25%, 11/1/2015	1,364,813
		TOTAL	45,365,902
		Utility - Natural Gas—4.8%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,209,000
6,300,000		AmeriGas Partners LP, Sr. Unsecd. Note, 7.25%, 5/20/2015	5,937,750
1,300,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	1,066,134
1,775,000		El Paso Corp., Sr. Note, 8.05%, 10/15/2030	1,484,621
5,975,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,183,312
2,450,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	2,345,875
1,150,000	1,2	Inergy LP, Company Guarantee, 8.75%, 3/1/2015	1,129,875
5,675,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	5,192,625
6,625,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	5,763,750
725,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	696,561
2,250,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	2,306,129
500,000	1,2	Regency Energy Partners LP, 9.375%, 6/1/2016	486,250
6,182,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	5,996,540
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	2,666,344
4,050,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	4,421,826
1,100,000		Tennessee Gas Pipeline, Sr. Deb., 7.50%, 4/1/2017	1,156,238
350,000		Tennessee Gas Pipeline, Sr. Note, Series WI, 8.00%, 2/1/2016	368,375
2,275,000		Transcontinental Gas Pipe Corp., Sr. Note, 8.875%, 7/15/2012	2,503,590
3,000,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	2,967,621
		TOTAL	55,882,416
		Wireless Communications—5.3%
2,550,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 6.958%, 1/1/2013	2,550,000
1,300,000		Centennial Communication Corp., Sr. Unsecd. Note, 8.125%, 2/1/2014	1,335,750
2,921,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	3,096,260
975,000	1,2	Crown Castle International Corp., 7.75%, 5/1/2017	955,500
1,050,000		Crown Castle International Corp., 9.00%, 1/15/2015	1,073,625
2,650,000	1,2	Digicel Ltd., Sr. Note, 12.00%, 4/1/2014	2,636,750
7,475,000	1,2	Digicel Ltd., Sr. Note, 8.875%, 1/15/2015	6,241,625
2,540,299	1,2	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	2,121,150
2,200,000	1,2	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	2,145,000
2,575,000	1,2	MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	2,562,125
7,000,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	6,991,250
6,375,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	5,115,938
4,675,000		Rogers Wireless, Inc., Sr. Sub. Note, 8.00%, 12/15/2012	4,838,625
16,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	13,965,188
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	6,024,813
		TOTAL	61,653,599
		Wireline Communications—1.1%
9,550,000		Qwest Corp., Note, 8.875%, 3/15/2012	9,669,375
450,000	1,2	Qwest Corp., Sr. Note, 8.375%, 5/1/2016	436,500
2,025,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	1,995,124
800,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	770,000
		TOTAL	12,870,999
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,267,122,265)	1,144,141,523
		COMMON STOCKS—0.0%
		Consumer Products—0.0%
1,003	1,3,5	Sleepmaster LLC	10
		Media - Cable—0.0%
29,925		Virgin Media, Inc.	279,799
		Metals & Mining—0.0%
57,533	1,3,5	Royal Oak Mines, Inc.	1,162
		Other—0.0%
171	1,3,5	CVC Claims Litigation LLC	0
		Packaging—0.0%
5	1,3,5	Pliant Corp.	0
57,000	1,3,5	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,789,148)	280,971
		PREFERRED STOCK—0.2%
		Financial Institutions—0.2%
4,843	1,2	Preferred Blocker, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,470,039)	2,083,095
		WARRANT—0.0%
		Media - Non-Cable—0.0%
1,800	3	Sirius XM Radio Inc., Warrants (IDENTIFIED COST $363,600)	855
		MUTUAL FUND—1.2%
13,647,613	6,7	Prime Value Obligations Fund, Institutional Shares, 0.72% (AT NET ASSET VALUE)	13,647,613
		TOTAL INVESTMENTS – 99.2% (IDENTIFIED COST $1,286,392,665)8	1,160,154,057
		OTHER ASSETS AND LIABILITIES – NET – 0.8%9	9,384,248
		TOTAL NET ASSETS – 100%	$1,169,538,305

1Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2009, these restricted securities amounted to $248,859,047, which represented 21.3% of total net assets.

2Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees (the “Trustees”). At June 30, 2009, these liquid restricted securities amounted to $244,396,090 which represented 20.9% of total net assets.

3Non-income producing security.

4Issuer in default.

5Market quotations and price evaluations are not available. Fair value determined in accordance with procedures by and under the general supervision of the Trustees.

6Affiliated company.

77-Day net yield.

8The cost of investments for federal tax purposes amounts to $1,279,123,317.

9Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Corporate Bonds	$-	$1,144,117,363	$24,160	$1,144,141,523
Equity Securities
Domestic	279,799	2,083,950	10	2,363,759
International	-	-	1,162	1,162
Mutual Funds	13,647,613	-	-	13,647,613
Total Securities	$13,927,412	$1,146,201,313	$25,332	$1,160,154,057
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bond Securities	Investments in Equity - Domestic Securities	Investments in Equity - International Securities
Balance as of January 1, 2009	$16,361,842	$2,112,210	$1,128
Change in unrealized appreciation (depreciation)	2,119,670	-	34
Net purchases (sales)	1,721	-	-
Realized gain (loss)	(2,121,390)	-	-
Transfers in and/or out of Level 3	(16,337,683)	(2,112,200)	-
Balance as of June 30, 2009	$24,160	$10	$1,162

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to investments still held at June 30, 2009.	$(1,721)	$-	$34
The following acronym is used throughout this portfolio:

PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities - High Yield Bond Portfolio

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $13,647,613 of investments in an affiliated issuer (Note 5) (identified cost $1,286,392,665)		$1,160,154,057
Cash		6,239
Income receivable		24,638,755
Receivable for investments sold		1,102,997
TOTAL ASSETS		1,185,902,048
Liabilities:
Payable for investments purchased	$7,205,397
Payable for shares redeemed	7,000
Income distribution payable	9,136,499
Payable for Directors’/Trustees’ fees	672
Accrued expenses	14,175
TOTAL LIABILITIES		16,363,743
Net assets for 212,643,085 shares outstanding		$1,169,538,305
Net Assets Consist of:
Paid-in capital		$1,489,622,555
Net unrealized depreciation of investments		(126,238,608)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions		(198,919,731)
Undistributed of net investment income		5,074,089
TOTAL NET ASSETS		$1,169,538,305
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,169,538,305 ÷ 212,643,085 shares outstanding, no par value, unlimited shares authorized		$5.50

See Notes which are an integral part of the Financial Statements

Statement of Operations - High Yield Bond Portfolio

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest			$61,642,238
Dividends (including $76,890 received from affiliated issuer (Note 5))			243,044
TOTAL INCOME			61,885,282
Expenses:
Administrative personnel and services fee (Note 5)		$388,456
Custodian fees		19,325
Transfer and dividend disbursing agent fees and expenses		7,635
Directors’/Trustees’ fees		5,282
Auditing fees		12,893
Legal fees		4,474
Portfolio accounting fees		68,529
Insurance premiums		3,179
Miscellaneous		2,096
TOTAL EXPENSES		511,869
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(388,456)
Reimbursement of other operating expenses	(123,413)
TOTAL WAIVER AND REIMBURSEMENT		(511,869)
Net expenses			—
Net investment income			61,885,282
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(15,444,791)
Net change in unrealized depreciation of investments			199,815,656
Net realized and unrealized gain on investments			184,370,865
Change in net assets resulting from operations			$246,256,147
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets - High Yield Bond Portfolio

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$61,885,282	$88,479,974
Net realized loss on investments	(15,444,791)	(3,086,487)
Net change in unrealized appreciation/depreciation of investments	199,815,656	(303,656,410)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	246,256,147	(218,262,923)
Distributions to Shareholders:
Distributions from net investment income	(56,862,423)	(87,630,229)
Share Transactions:
Proceeds from sale of shares	150,747,500	398,427,700
Net asset value of shares issued to shareholders in payment of distributions declared	2,831,152	55,974,153
Cost of shares redeemed	(60,755,686)	(104,506,238)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	92,822,966	349,895,615
Change in net assets	282,216,690	44,002,463
Net Assets:
Beginning of period	887,321,615	843,319,152
End of period (including undistributed net investment income of $5,074,089 and $51,230, respectively)	$1,169,538,305	$887,321,615
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements - High Yield Bond Portfolio

June 30, 2009 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of High Yield Bond Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.

The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, Shares of the Fund are being offered for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are accredited investors within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price on their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes”. As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at June 30, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
CVC Claims Litigation LLC	3/26/1997-5/20/1998	$1,676,091	$0
Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	1/18/2007-5/12/2008	$4,175,594	$3,248,500
Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	3/23/2006-1/2/2008	$2,334,293	$37,125
Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004-1/3/2008	$2,985,688	$16,500
Pliant Corp.	7/18/2006	$0	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$1,162
Russell Stanley Holdings, Inc.	11/9/2001	$0	$0
Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-5/15/2005	$2,846,964	$24,160
Sleepmaster LLC	12/23/2004	$0	$10
True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	3/3/2004-8/23/2005	$3,113,063	$48,000
WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	11/30/2004-4/11/2008	$4,836,250	$1,087,500

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	29,820,848	75,278,074
Shares issued to shareholders in payment of distributions declared	558,191	9,011,464
Shares redeemed	(11,910,900)	(17,677,022)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	18,468,139	66,612,516

4. FEDERAL TAX INFORMATION

At June 30, 2009, the cost of investments for federal tax purposes was $1,279,123,317. The net unrealized depreciation of investments for federal tax purposes was $118,969,260. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $44,905,260 and net unrealized depreciation from investments for those securities having an excess of cost over value of $163,874,520.

At December 31, 2008, the Fund had a capital loss carryforward of $175,424,033 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2009	$39,627,336
2010	$88,455,746
2011	$45,645,596
2016	$1,695,355

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to the direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily reimbursed $123,413 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, FAS waived its entire fee of $388,456.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Prime Value Obligations Fund, Institutional Shares	13,169,631	164,375,075	163,897,093	13,647,613	$13,647,613	$76,890

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended June 30, 2009, were as follows:

Purchases	$216,375,997
Sales	$117,731,974

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”), and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS
Management has evaluated subsequent events through August 20, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract –May 2009

FEDERATED HIGH YIELD STRATEGY PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds/variable investment options involves investment risk, including the possible loss of principal. This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust’s/fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31421P209

40940 (8/09)

Federated Mortgage Strategy Portfolio

A Portfolio of Federated Managed Pool Series
SEMI-ANNUAL SHAREHOLDER REPORT
June 30, 2009

FINANCIAL HIGHLIGHTS

SHAREHOLDER EXPENSE EXAMPLE

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

PORTFOLIO OF INVESTMENTS

STATEMENT OF ASSETS AND LIABILITIES

STATEMENT OF OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

NOTES TO FINANCIAL STATEMENTS

EVALUATION AND APPROVAL OF ADVISORY CONTRACT

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

QUARTERLY PORTFOLIO SCHEDULE

NOT FDIC INSURED MAY LOSE VALUE NO BANK GUARANTEE

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended	Period Ended
	6/30/2009		12/31/2008	12/31/2007	1
Net Asset Value, Beginning of Period	$10.00		$10.05	$10.00
Income From Investment Operations:
Net investment income	0.27		0.55	0.02
Net realized and unrealized gain (loss) on investments	0.10		(0.05)	0.05
TOTAL FROM INVESTMENT OPERATIONS	0.37		0.50	0.07
Less Distributions:
Distributions from net investment income	(0.27)		(0.55)	(0.02)
Net Asset Value, End of Period	$10.10		$10.00	$10.05
Total Return2	3.75%		5.17%	0.68%

Ratios to Average Net Assets:
Net expenses	0.00	%3	0.00%	0.00	%3
Net investment income	5.43	%3	5.56%	4.32	%3
Expense waiver/reimbursement4	2.46	%3	3.03%	394.30	%3,5
Supplemental Data:
Net assets, end of period (000 omitted)	$10,182		$10,079	$580
Portfolio turnover	60%		121%	0%
1Reflects operations for the period from December 20, 2007 (date of initial public investment) to December 31, 2007.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3Computed on an annualized basis.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5Additional information relating to contractual expense waivers, which has no effect on net expense, net investment income and net assets previously reported, has been provided to conform to the current year presentation.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period1
Actual	$1,000	$1,037.50	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table (unaudited)

At June 30, 2009, the Fund’s portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets	2
U.S. Government Agency Mortgage-Backed Securities	103.8%
Non-Agency Mortgage-Backed Securities	4.0%
Cash Equivalents3	8.9%
Repurchase Agreements – Collateral4	0.4%
Other Assets and Liabilities – Net5	(17.1)%
TOTAL	100.0%
1See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.

2As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated investment company. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.

3Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

4Includes repurchase agreements purchased with proceeds received in dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

5Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

June 30, 2009 (unaudited)

Shares			Value
		MUTUAL FUNDS—100.5%1
1,016,983		Federated Mortgage Core Portfolio	$10,159,660
72,385	2	Government Obligations Fund, Institutional Shares, 0.19%	72,385
		TOTAL INVESTMENTS—100.5% (IDENTIFIED COST $10,032,005)3	10,232,045
		OTHER ASSETS AND LIABILITIES – NET—(0.5)%4	(49,764)
		TOTAL NET ASSETS—100%	$10,182,281
1Affiliated companies.

27-Day net yield.

3Also represents cost for federal tax purposes.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs
	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Mutual Funds	$10,232,045	$—	$—	$10,232,045
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

June 30, 2009 (unaudited)

Assets:
Total investments in affiliated issuers, at value (Note 5) (identified cost $10,032,005)		$10,232,045
Receivable for investments sold		20,000
TOTAL ASSETS		10,252,045
Liabilities:
Income distribution payable	$43,579
Payable for transfer and dividend disbursing agent fees and expenses	3,179
Payable for auditing fees	7,885
Payable for legal fees	3,557
Payable for portfolio accounting fees	6,649
Payable for Directors’/Trustees’ fees	2,197
Accrued expenses	2,718
TOTAL LIABILITIES		69,764
Net assets for 1,007,669 shares outstanding		$10,182,281
Net Assets Consist of:
Paid-in capital		$10,079,389
Net unrealized appreciation of investments		200,040
Accumulated net realized loss on investments		(97,222)
Undistributed net investment income		74
TOTAL NET ASSETS		$10,182,281
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$10,182,281 ÷ 1,007,669 shares outstanding, no par value, unlimited shares authorized		$10.10
See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Dividends received from affiliated issuers (Note 5)			$294,013
Expenses:
Administrative personnel and services fee (Note 5)		$74,384
Custodian fees		3,526
Transfer and dividend disbursing agent fees and expenses		9,117
Directors’/Trustees’ fees		2,522
Auditing fees		7,884
Legal fees		3,391
Portfolio accounting fees		20,887
Share registration costs		9,063
Insurance premiums		2,000
Miscellaneous		256
TOTAL EXPENSES		133,030
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(12,343)
Reimbursement of other operating expenses	(120,687)
TOTAL WAIVER AND REIMBURSEMENT		(133,030)
Net expenses			—
Net investment income			294,013
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on sales of investments in affiliated issuers (Note 5)			(2,640)
Net change in unrealized appreciation of investments			96,698
Net realized and unrealized gain on investments			94,058
Change in net assets resulting from operations			$388,071
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$294,013	$488,688
Net realized loss on investments	(2,640)	(94,582)
Net change in unrealized appreciation/depreciation of investments	96,698	100,453
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	388,071	494,559
Distributions to Shareholders:
Distributions from net investment income	(293,970)	(488,840)
Share Transactions:
Proceeds from sale of shares	6,476,890	20,624,449
Net asset value of shares issued to shareholders in payment of distributions declared	97	133
Cost of shares redeemed	(6,468,094)	(11,130,726)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,893	9,493,856
Change in net assets	102,994	9,499,575
Net Assets:
Beginning of period	10,079,287	579,712
End of period (including undistributed net investment income of $74 and $31, respectively)	$10,182,281	$10,079,287

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

June 30, 2009 (unaudited)

1. ORGANIZATION
Federated Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Federated Mortgage Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

▪	Shares of other mutual funds are valued based upon their reported NAVs.

▪
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

▪	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

▪	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

▪	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

▪
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

▪	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

▪
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/ Paydown Gains and Losses

All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2007 and 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	641,357	2,059,963
Shares issued to shareholders in payment of distributions declared	10	13
Shares redeemed	(641,711)	(1,109,640)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(344)	950,336

4. FEDERAL TAX INFORMATION
At June 30, 2009, the cost of investments for federal tax purposes was $10,032,005. The net unrealized appreciation of investments for federal tax purposes was $200,040. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $200,040.

At December 31, 2008, the Fund had a capital loss carryforward of $49,239 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire in 2016.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”). The Adviser provides investment adviser services at no fee, because all eligible investors are: (1) in separately managed or wrap fee programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-fee programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all operating expenses, excluding extraordinary expenses, incurred by the Fund. For the six months ended June 30, 2009, the Adviser reimbursed $120,687 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, the net fee paid to FAS was 1.145% of average daily net assets of the Fund. The Fund is currently being charged the minimum administrative fee; therefore the fee as a percentage of average daily net assets is greater than the amounts presented in the chart above. FAS waived $12,343 of its fee. For the six months ended June 30, 2009, the Adviser reimbursed the Fund for any fee paid to FAS.

General

Certain Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated companies during the six months ended June 30, 2009 were as follows:

Affiliates	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Federated Mortgage Core Portfolio	1,021,505	638,591	643,113	1,016,983	$10,159,660	$293,916
Government Obligations Fund, Institutional Shares	49,879	3,052,985	3,030,479	72,385	$72,385	$97
TOTAL OF AFFILIATED TRANSACTIONS	1,071,384	3,691,576	3,673,592	1,089,368	$10,232,045	$294,013
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund may invest in the Federated Mortgage Core Portfolio (Mortgage Core), a portfolio of Federated Core Trust (Core Trust), which is managed by Federated Investment Management Company, the Fund’s Adviser. Core Trust is an open-end management investment company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Mortgage Core is to provide total return. Federated receives no advisory or administrative fees from Mortgage Core. Income distributions from Mortgage Core are declared daily and paid monthly. All income distributions are recorded by the Fund as dividend income. Capital gain distributions of Mortgage Core, if any, are declared and paid annually, and are recorded by the Fund as capital gains received. The performance of the Fund is directly affected by the performance of Mortgage Core. The financial statements of Mortgage Core are included within this report to illustrate the security holdings, financial condition, results of operations and changes in net assets of the Portfolio in which the Fund invested 99.8% of its net assets at June 30, 2009. The financial statements of Mortgage Core should be read in conjunction with the Fund’s financial statements. The valuation of securities held by Mortgage Core is discussed in the notes to its financial statements.

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$6,374,405
Sales	$6,413,000

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9.LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS
Management has evaluated subsequent events through August 20, 2009 and determined that no events have occurred that require disclosure.

Financial Highlights - Federated Mortgage Core Portfolio

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended December 31,
	6/30/2009		2008		2007	2006	2005	2004
Net Asset Value, Beginning of Period	$9.89		$9.93		$9.88	$9.91	$10.18	$10.19
Income From Investment Operations:
Net investment income	0.25		0.55		0.57	0.56	0.50	0.50
Net realized and unrealized gain (loss) on investments and futures contracts	0.12		(0.04)		0.05	(0.03)	(0.25)	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.37		0.51		0.62	0.53	0.25	0.49
Less Distributions:
Distributions from net investment income	(0.27)		(0.55)		(0.57)	(0.56)	(0.52)	(0.50)
Net Asset Value, End of Period	$9.99		$9.89		$9.93	$9.88	$9.91	$10.18
Total Return1	3.78%		5.28%		6.48%	5.49%	2.48%	4.95%

Ratios to Average Net Assets:
Net expenses	0.00	%2	0.00	%3	0.02%	0.03%	0.03%	0.03%
Net investment income	5.08	%2	5.22%		5.66%	5.55%	4.96%	4.93%
Expense waiver/reimbursement4	0.10	%2	0.10%		0.08%	0.08%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,839,735		$1,918,613		$1,879,760	$1,230,612	$949,405	$790,927
Portfolio turnover5	28%		43%		55%	109%	111%	47%
1Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2Computed on an annualized basis.

3Represents less than 0.01%.

4This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5This calculation excludes purchases and sales from dollar-roll transactions.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example (unaudited) - Federated Mortgage Core Portfolio

As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2009 to June 30, 2009.

ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 1/1/2009	Ending Account Value 6/30/2009	Expenses Paid During Period1
Actual	$1,000	$1,037.80	$0.00
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.79	$0.00
1Expenses are equal to the Fund’s annualized net expense ratio of 0.00%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).

Portfolio of Investments Summary Table (unaudited) - Federated Mortgage Core Portfolio

At June 30, 2009, the Fund’s portfolio composition1 was as follows:

Type of Investment	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	104.0%
Non-Agency Mortgage-Backed Securities	4.1%
Cash Equivalents2	8.2%
Repurchase Agreements – Collateral3	0.4%
Other Assets and Liabilities – Net4	(16.7)%
TOTAL	100.0%
1See the Fund’s Confidential Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.

2Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.

3Includes repurchase agreements purchased with cash collateral received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed delivery transactions.

4Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments - Federated Mortgage Core Portfolio

June 30, 2009 (unaudited)

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—13.3%
		Federal Home Loan Mortgage Corporation—5.0%
$18,027,630		REMIC 3144 FB, 0.669%, 4/15/2036	$17,789,755
12,939,734		REMIC 3160 FD, 0.649%, 5/15/2036	12,783,471
8,335,626		REMIC 3175 FE, 0.629%, 6/15/2036	8,232,710
24,627,572		REMIC 3179 FP, 0.699%, 7/15/2036	24,404,601
3,718,088		REMIC 3206 FE, 0.719%, 8/15/2036	3,668,742
15,062,412		REMIC 3260 PF, 0.619%, 1/15/2037	14,830,416
10,840,085		REMIC 3296 YF, 0.719%, 3/15/2037	10,559,739
		TOTAL	92,269,434
		Federal National Mortgage Association—4.2%
2,478,527		REMIC 2005-63 FC, 0.564%, 10/25/2031	2,427,425
13,676,065		REMIC 2006-104 FY, 0.654%, 11/25/2036	13,458,632
17,817,808		REMIC 2006-115 EF, 0.674%, 12/25/2036	17,559,607
3,817,251		REMIC 2006-43 FL, 0.714%, 6/25/2036	3,772,618
9,637,770		REMIC 2006-58 FP, 0.614%, 7/25/2036	9,512,266
16,254,799		REMIC 2006-81 FB, 0.664%, 9/25/2036	16,081,500
14,839,427		REMIC 2006-85 PF, 0.694%, 9/25/2036	14,548,570
		TOTAL	77,360,618
		Non-Agency Mortgage—4.1%
6,833,511		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	5,853,727
6,675,557		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	5,572,543
13,553,935		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	10,548,212
8,153,090		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	7,649,821
12,541,250		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	9,973,660
12,388,183		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	9,851,930
13,930,133		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	10,820,023
5,848,713		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	4,197,477
13,173,403		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	10,008,733
		TOTAL	74,476,126
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $263,538,618)	244,106,178
		MORTGAGE-BACKED SECURITIES—94.8%
		Federal Home Loan Mortgage Corporation—52.8%
166,523,313	1	4.500%, 6/1/2019 - 7/1/2039	168,612,307
334,220,437	1	5.000%, 7/1/2019 - 7/1/2039	341,685,613
259,416,943	1	5.500%, 3/1/2021 - 7/1/2039	269,223,345
135,925,204	1	6.000%, 5/1/2014 - 7/1/2039	142,108,511
41,164,416		6.500%, 7/1/2014 - 7/1/2038	43,819,775
4,695,043		7.000%, 12/1/2011 - 9/1/2037	5,094,499
707,058		7.500%, 12/1/2022 - 5/1/2031	770,529
620,521		8.000%, 11/1/2009 - 3/1/2031	686,911
15,888		8.500%, 9/1/2025	17,688
33,840		9.000%, 5/1/2017	36,922
1,676		9.500%, 4/1/2021	1,907
		TOTAL	972,058,007

		Federal National Mortgage Association—38.9%
12,891,986	1	4.500%, 12/1/2019 - 7/1/2024	13,286,914
126,649,317	1	5.000%, 6/1/2023 - 7/1/2039	130,101,567
281,386,369	1	5.500%, 9/1/2014 - 7/1/2039	291,355,801
184,974,346		6.000%, 12/1/2013 - 2/1/2039	193,825,886
59,310,141		6.500%, 8/1/2014 - 10/1/2038	63,304,764
20,399,383		7.000%, 7/1/2010 - 6/1/2037	22,206,899
959,209		7.500%, 6/1/2011 - 6/1/2033	1,044,340
334,840		8.000%, 7/1/2023 - 3/1/2031	369,674
15,545		9.000%, 11/1/2021 - 6/1/2025	17,290
		TOTAL	715,513,135
		Government National Mortgage Association—3.1%
34,971,542	1	5.000%, 5/20/2039 - 7/20/2039	35,595,221
5,000,000	1	5.500%, 7/20/2039	5,153,125
10,657,632		6.000%, 10/15/2028 - 6/15/2037	11,149,623
1,354,725		6.500%, 10/15/2028 - 2/15/2032	1,460,411
1,382,971		7.000%, 11/15/2027 - 2/15/2032	1,502,232
573,423		7.500%, 4/15/2029 - 1/15/2031	627,367
765,291		8.000%, 2/15/2010 - 11/15/2030	847,635
127,579		8.500%, 3/15/2022 - 11/15/2030	143,570
2,024		9.500%, 10/15/2020	2,310
195,035		12.000%, 4/15/2015 - 6/15/2015	224,514
		TOTAL	56,706,008
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,674,023,178)	1,744,277,150
		MUTUAL FUND—8.2%
150,789,974	2,3	Government Obligations Fund, Institutional Shares, 0.19% (AT NET ASSET VALUE)	150,789,974
		REPURCHASE AGREEMENT—0.4%
$7,011,000	4	Interest in $28,809,000 joint repurchase agreement 0.24%, dated 6/18/2009 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $28,815,146 on 7/20/2009. The security provided as collateral at the end of the period was a U.S. Government Agency security with a maturity of 6/1/2035 and the market value of this underlying security was $29,387,727 (segregated pending settlement of dollar-roll transactions). (AT COST)	7,011,000
		TOTAL INVESTMENTS—116.7% (IDENTIFIED COST $2,095,362,770)5	2,146,184,302
		OTHER ASSETS AND LIABILITIES – NET—(16.7)%6	(306,449,392)
		TOTAL NET ASSETS—100%	$1,839,734,910
1All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

2Affiliated company.

37-Day net yield.

4Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.

5The cost of investments for federal tax purposes amounts to $2,094,775,408.

6Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2009.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2009.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs

	Level 1 – Quoted Prices and Investments in Mutual Funds	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Debt Securities
Collateralized Mortgage Obligations	$—	$244,106,178	$—	$244,106,178
Mortgage-Backed Securities	—	1,744,277,150	—	1,744,277,150
Mutual Fund	150,789,974	—	—	150,789,974
Repurchase Agreement	—	7,011,000	—	7,011,000
TOTAL SECURITIES	$150,789,974	$1,995,394,328	$—	$2,146,184,302
The following acronym is used throughout this portfolio:

REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities — Federated Mortgage Core Portfolio

June 30, 2009 (unaudited)

Assets:
Total investments in securities, at value including $150,789,974 of investments in an affiliated issuer (Note 5) (identified cost $2,095,362,770)		$2,146,184,302
Income receivable		7,448,770
Other receivable		155,121
TOTAL ASSETS		2,153,788,193
Liabilities:
Payable for investments purchased	$307,493,571
Payable for shares redeemed	20,000
Payable for Directors’/Trustees’ fees	1,565
Income distribution payable	6,470,895
Accrued expenses	67,252
TOTAL LIABILITIES		314,053,283
Net assets for 184,222,763 shares outstanding		$1,839,734,910
Net Assets Consist of:
Paid-in capital		$1,832,404,221
Net unrealized appreciation of investments		49,959,466
Accumulated net realized loss on investments and futures contracts		(39,090,017)
Distributions in excess of net investment income		(3,538,760)
TOTAL NET ASSETS		$1,839,734,910
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$1,839,734,910 ÷ 184,222,763 shares outstanding, no par value, unlimited shares authorized		$9.99
See Notes which are an integral part of the Financial Statements

Statement of Operations — Federated Mortgage Core Portfolio

Six Months Ended June 30, 2009 (unaudited)

Investment Income:
Interest			$47,693,311
Dividends received from an affiliated issuer (Note 5)			127,599
TOTAL INCOME			47,820,910
Expenses:
Administrative personnel and services fee (Note 5)		$730,093
Custodian fees		44,349
Transfer and dividend disbursing agent fees and expenses		8,323
Directors’/Trustees’ fees		10,616
Auditing fees		12,596
Legal fees		3,490
Portfolio accounting fees		103,674
Insurance premiums		4,425
Miscellaneous		2,443
TOTAL EXPENSES		920,009
Waiver and Reimbursement (Note 5):
Waiver of administrative personnel and services fee	$(730,093)
Reimbursement of other operating expenses	(189,916)
TOTAL WAIVER AND REIMBURSEMENT		(920,009)
Net expenses			—
Net investment income			47,820,910
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(7,093,067)
Net change in unrealized appreciation of investments			29,616,113
Net realized and unrealized gain on investments			22,523,046
Change in net assets resulting from operations			$70,343,956
See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets — Federated Mortgage Core Portfolio

	Six Months Ended (unaudited) 6/30/2009	Year Ended 12/31/2008
Increase (Decrease) in Net Assets
Operations:
Net investment income	$47,820,910	$105,684,644
Net realized gain (loss) on investments and futures contracts	(7,093,067)	11,153,708
Net change in unrealized appreciation/depreciation of investments and futures contracts	29,616,113	(12,699,632)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	70,343,956	104,138,720
Distributions to Shareholders:
Distributions from net investment income	(51,376,439)	(112,664,469)
Share Transactions:
Proceeds from sale of shares	262,925,381	565,020,648
Net asset value of shares issued to shareholders in payment of distributions declared	10,304,312	86,035,549
Cost of shares redeemed	(371,075,512)	(603,677,069)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(97,845,819)	47,379,128
Change in net assets	(78,878,302)	38,853,379
Net Assets:
Beginning of period	1,918,613,212	1,879,759,833
End of period (including undistributed (distributions in excess of) net investment income of $(3,538,760) and $16,769, respectively)	$1,839,734,910	$1,918,613,212
See Notes which are an integral part of the Financial Statements

Notes to Financial Statements - Federated Mortgage Core Portfolio

June 30, 2009 (unaudited)

1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four diversified portfolios. The financial statements included herein are only those of Federated Mortgage Core Portfolio (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund’s investment objective is to provide total return. The Fund is an investment vehicle used by the other Federated funds that invest some of their assets in mortgage-backed securities. Currently, Shares of the Fund are being offered for investment only for investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

▪
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

▪	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

▪	Shares of other mutual funds are valued based upon their reported NAVs.

▪	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

▪	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

▪
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

▪	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

▪
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

Investment Income, Expenses and Distributions

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. The Fund complies with the provisions of Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), “Accounting for Uncertainty in Income Taxes.” As of and during the six months ended June 30, 2009, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2009, tax years 2005 through 2008 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

The Fund may transact in To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.

Futures Contracts

The Fund purchases financial futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

At June 30, 2009, the Fund had no outstanding futures contracts.

Dollar-Roll Transactions

The Fund may engage in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risk and credit risks.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:

	Six Months Ended 6/30/2009	Year Ended 12/31/2008
Shares sold	26,243,995	57,482,932
Shares issued to shareholders in payment of distributions declared	1,032,476	8,711,171
Shares redeemed	(37,103,568)	(61,414,001)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(9,827,097)	4,780,102

4. FEDERAL TAX INFORMATION
At June 30, 2009, the cost of investments for federal tax purposes was $2,094,775,408. The net unrealized appreciation of investments for federal tax purposes was $51,408,894. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $73,992,147 and net unrealized depreciation from investments for those securities having an excess of cost over value of $22,583,253.

At December 31, 2008, the Fund had a capital loss carryforward of $34,396,782 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$2,486,329
2013	$6,890,426
2014	$18,701,202
2015	$6,318,825

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund’s investment adviser (the “Adviser”), subject to direction of the Trustees. The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Adviser may voluntarily choose to reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion. For the six months ended June 30, 2009, the Adviser voluntarily reimbursed $189,916 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended June 30, 2009, FAS waived its entire fee of $730,093.

General

Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Transactions with Affiliated Companies

Affiliated holdings are mutual funds which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated company during the six months ended June 30, 2009 were as follows:

Affiliate	Balance of Shares Held 12/31/2008	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 6/30/2009	Value	Dividend Income
Government Obligations Fund, Institutional Shares	36,093,925	658,737,968	544,041,919	150,789,974	$150,789,974	$127,599

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2009, were as follows:

Purchases	$—
Sales	$41,769,819

7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the Fund did not utilize the LOC.

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of June 30, 2009, there were no outstanding loans. During the six months ended June 30, 2009, the program was not utilized.

9. LEGAL PROCEEDINGS
Since October 2003, Federated Investors, Inc. and related entities (collectively, “Federated”) and various Federated funds (“Federated Funds”) have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated’s first public announcement that it had received requests for information on shareholder trading activities in the Federated Funds from the SEC, the Office of the New York State Attorney General (“NYAG”) and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated entities have also been named as defendants in several additional lawsuits that are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Federated Funds retained the law firm of Dickstein Shapiro LLP to represent the Federated Funds in these lawsuits. Federated and the Federated Funds, and their respective counsel have been defending this litigation, and none of the Federated Funds remains a defendant in any of the lawsuits (though some could potentially receive any recoveries as nominal defendants). Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Federated Fund redemptions, reduced sales of Federated Fund shares, or other adverse consequences for the Federated Funds.

10. SUBSEQUENT EVENTS
Management has evaluated subsequent events through August 6, 2009 and determined that no events have occurred that require disclosure.

Evaluation and Approval of Advisory Contract –May 2009

FEDERATED MORTGAGE STRATEGY PORTFOLIO (THE “FUND”)
The Fund’s Board reviewed the Fund’s investment advisory contract at meetings held in May 2009. The Board’s decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. The Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs or certain other discretionary investments accounts; and may also be offered to other Federated funds. In addition, the Adviser does not charge an investment advisory fee for its services although it or its affiliates may receive compensation for managing assets invested in the Fund.

The Federated funds’ Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

As previously noted, the Adviser does not charge an investment advisory fee for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser’s fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser’s cost of providing the services; the extent to which the Adviser may realize “economies of scale” as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser’s relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser’s services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and the cost to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates for supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund’s advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer’s evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board’s formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board has received information on particular matters as the need arose. Thus, the Board’s consideration of the advisory contract included review of the Senior Officer’s evaluation, accompanying data and additional reports covering such matters as: the Adviser’s investment philosophy, personnel and processes; investment and operating strategies; the Fund’s short- and long-term performance, and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s overall expense structure; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

Because the Adviser does not charge the Fund an investment advisory fee, the Fund’s Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. Because the Adviser does not charge an investment advisory fee for its services, these reports generally cover fees received by Federated’s subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds’ administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waive non-advisory fees and/or reimburse other expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reports regarding the institution or elimination of these voluntary waivers.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated’s profit margins did not appear to be excessive and the Board agreed.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to some sufficient size to be relevant. With respect to the factors that were relevant, the Board’s decision to approve the contract reflects its determination that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated’s website at FederatedInvestors.com. To access this information from the “Products” section of the website, click on the “Prospectuses and Regulatory Reports” link under “Related Information,” then select the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Prospectuses and Regulatory Reports” link. Form N-PX filings are also available at the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” under “Related Information,” then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund’s page, click on the “Portfolio Holdings” link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Cusip 31421P407

38886 (8/09)

Item 2.                      Code of Ethics

Not Applicable

Item 3.                      Audit Committee Financial Expert

Not Applicable

Item 4.                      Principal Accountant Fees and Services

Not Applicable

Item 5.                      Audit Committee of Listed Registrants

Not Applicable

Item 6.                      Schedule of Investments

Not Applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.                      Submission of Matters to a Vote of Security Holders

Not Applicable

Item 11.                                Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Managed Pool Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	August 20, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	August 20, 2009